Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2020 Fund	May 30, 2023
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.88%)
Past 5 years	3.17%
Since Inception	4.29%	[1]
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.70%)
Past 5 years	1.65%
Since Inception	3.01%	[1]
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.22%)
Past 5 years	2.19%
Since Inception	3.09%	[1]
Fidelity Freedom Index 2020 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.92%)
Since Inception	1.42%	[2]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.93%
F1903
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	3.28%
Since Inception	4.39%

[1]	A From June 24, 2015
[2]	B From June 24, 2020